Cash Distributions and Net Income Per Unit Allocation of Net Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			11 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Sales and other operating revenue	$ 223.9	$ 216.8	$ 217.8	$ 214.5	$ 230.4	$ 219.5	$ 228.1	$ 253.7	$ 873.0	$ 931.7
Cost of products sold and operating expenses									656.3	715.4
Selling, general and administrative expenses									27.3	28.3
Depreciation and amortization expense									54.3	46.6	46.4
Total costs and operating expenses									737.9	790.3
Operating income									135.1	141.4
Interest expense, net									37.1	15.4	10.3
Income before income tax expense									98.0	126.0
Income tax expense									10.5	1.8	23.3
Net income	23.9	27.1	10.8	25.7	34.0	31.0	30.4	28.8	87.5	124.2	82.8
Less: Net income attributable to noncontrolling interests									15.7	40.8
Net income attributable to all partners	21.4	20.2	1.2	13.2	17.3	13.7	15.8	11.8	71.8	83.4
Successor
Income tax expense									1.2	0.8	0
Net income									87.5	124.2
Net income attributable to all partners									$ 56.0	$ 58.6	$ 0	$ 58.6